NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Summary of Shareholders' Equity (Details) - shares	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Beginning balance (in shares)		20,057,562	17,940,035
Conversion of convertible notes ("OCA") (in shares)		2,977,887	2,094,704
Exercise of warrants (in shares)			16,080
Free shares (in shares)		22,554	6,743
Ending balance (in shares)		31,018,553	20,057,562
April Registered Offering
Disclosure of classes of share capital [line items]
Number of shares issued during the period (in shares)		4,137,932
At-The-Market Offering
Disclosure of classes of share capital [line items]
Number of shares issued during the period (in shares)	744,186	744,186
December Registered Offering
Disclosure of classes of share capital [line items]
Number of shares issued during the period (in shares)		3,078,432